Shareholder Report, Holdings (Details)	May 31, 2026
C000222704 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000222704 | Top10HoldingT. Rowe Price U.S. Limited Duration TIPS Index FundBNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000222704 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000222704 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222704 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222704 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222704 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222704 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222704 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222704 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222704 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000222704 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000222704 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222704 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222704 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222705 | Top10HoldingT. Rowe Price QM U.S. Bond Index FundBNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000222705 | Top10HoldingT. Rowe Price U.S. Limited Duration TIPS Index FundBNY-87283F705
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000222705 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000222705 | Top10HoldingT. Rowe Price International Equity Index FundBNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222705 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222705 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222705 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222705 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222705 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222705 | Top10HoldingT. Rowe Price Emerging Markets Bond FundBNY-87281D801
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222705 | Sector0BNY-872840202
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000222705 | Sector0BNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000222705 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222705 | Sector0BNY-87283X102
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222705 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%